Income taxes - Summary of Loss Before Income Taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Income taxes
Total loss before income taxes	¥ (6,659)	$ (912)	¥ (64,554)	¥ (108,905)
Cayman Islands
Income taxes
Total loss before income taxes	(7,466)	(1,023)	(16,192)	(21,516)
British Virgin Islands
Income taxes
Total loss before income taxes	(37)	(5)		(13)
Hong Kong
Income taxes
Total loss before income taxes	(2,699)	(370)	(1,982)	(2,540)
Singapore
Income taxes
Total loss before income taxes	341	47	96	34
Malaysia
Income taxes
Total loss before income taxes	(253)	(35)
China
Income taxes
Total loss before income taxes	¥ 3,455	$ 474	¥ (46,476)	¥ (84,870)